Operating Segments Information - Summary of Segment Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2017 USD ($)
Disclosure of operating segments [line items]
OPERATING REVENUES	$ 290,441,208	$ 9,798,961	$ 274,884,107	$ 283,302,536
Interest income	306,871	10,353	230,067	242,084
Interest expense	(1,774,886)	(59,882)	(2,217,537)	(2,268,786)
Depreciation and amortization	(29,205,184)	(985,331)	(29,470,437)	(29,518,664)
Share of the profit or loss of associates and joint ventures	525,782	17,739	1,503,910	126,265
Impairment loss	(764,881)	(25,806)	(980,117)	(258,129)
Segment profit before income tax	31,020,663	1,046,581	27,968,705	25,011,788
Expenditures for segment assets	23,677,682	798,842	27,680,862	28,280,821
Investments accounted for using the equity method	48,753,751		49,824,690	37,122,244	$ 1,644,863
Segment assets	363,922,272		357,930,576	364,986,892	12,278,079
Packaging segment [member]
Disclosure of operating segments [line items]
OPERATING REVENUES	126,225,119	4,258,607	125,282,829	116,607,314
Interest income	43,744	1,476	32,499	53,235
Interest expense	(1,969,562)	(66,450)	(1,727,127)	(1,520,118)
Depreciation and amortization	(19,105,457)	(644,584)	(18,706,891)	(18,946,460)
Share of the profit or loss of associates and joint ventures	568,291	19,173	1,513,394	126,265
Impairment loss	(218,214)	(7,362)	(974,095)	(139,397)
Segment profit before income tax	12,065,304	407,061	13,921,640	15,479,868
Expenditures for segment assets	17,769,612	599,515	17,561,135	19,691,068
Investments accounted for using the equity method	48,566,333		49,597,195	37,122,244	1,638,540
Segment assets	195,503,889		200,604,111	193,323,304	6,595,947
Testing segment [member]
Disclosure of operating segments [line items]
OPERATING REVENUES	26,157,277	882,499	27,031,750	25,191,916
Interest income	48,532	1,637	41,405	12,536
Interest expense	(11,920)	(402)	(5,980)	(5,821)
Depreciation and amortization	(6,476,743)	(218,514)	(6,566,936)	(6,516,912)
Share of the profit or loss of associates and joint ventures	(42,509)	(1,434)	(9,484)
Impairment loss	(72,798)	(2,456)	(4,136)
Segment profit before income tax	6,904,067	232,931	7,226,531	6,354,140
Expenditures for segment assets	4,507,097	152,061	8,247,003	4,754,481
Investments accounted for using the equity method	187,418		227,495		6,323
Segment assets	43,383,691		42,962,643	42,652,569	1,463,687
EMS segment [member]
Disclosure of operating segments [line items]
OPERATING REVENUES	133,948,016	4,519,164	115,395,130	138,242,100
Interest income	269,640	9,097	130,659	149,385
Interest expense	0	0	(44,433)	(147,792)
Depreciation and amortization	(2,133,253)	(71,972)	(2,759,298)	(2,738,722)
Impairment loss			(1,886)	(102,389)
Segment profit before income tax	6,883,327	232,231	4,626,263	2,874,944
Expenditures for segment assets	850,235	28,685	906,042	2,917,939
Segment assets	81,588,691		73,915,639	79,997,341	2,752,655
Estate Segment [member]
Disclosure of operating segments [line items]
OPERATING REVENUES	412,863	13,929	3,909,580	1,340
Interest income	30,441	1,027	29,131	54,876
Interest expense	(62,714)	(2,116)
Depreciation and amortization	(180,792)	(6,100)	(55,271)	(24,074)
Segment profit before income tax	5,120,301	172,750	1,546,326	(172,521)
Expenditures for segment assets	169,559	5,721	114,462	143,436
Segment assets	33,080,694		28,468,242	30,000,273	1,116,083
All other segments [member]
Disclosure of operating segments [line items]
OPERATING REVENUES	3,697,933	124,762	3,264,818	3,259,866
Interest income	183,824	6,202	8,166	13,445
Interest expense	0	0	(451,790)	(636,448)
Depreciation and amortization	(1,308,939)	(44,160)	(1,382,041)	(1,292,496)
Impairment loss	(473,869)	(15,988)		(16,343)
Segment profit before income tax	47,664	1,608	647,945	475,357
Expenditures for segment assets	381,179	12,860	852,220	773,897
Segment assets	10,365,307		11,979,941	19,013,405	$ 349,707
Adjustments and Eliminations [member]
Disclosure of operating segments [line items]
Interest income	(269,310)	(9,086)	(11,793)	(41,393)
Interest expense	269,310	9,086	11,793	41,393
Inter-segment revenues [member] | Packaging segment [member]
Disclosure of operating segments [line items]
OPERATING REVENUES	4,911,026	165,689	4,929,897	9,454,671
Inter-segment revenues [member] | Testing segment [member]
Disclosure of operating segments [line items]
OPERATING REVENUES	184,707	6,232	243,980	191,608
Inter-segment revenues [member] | EMS segment [member]
Disclosure of operating segments [line items]
OPERATING REVENUES	47,119,404	1,589,723	47,721,424	58,451,996
Inter-segment revenues [member] | Estate Segment [member]
Disclosure of operating segments [line items]
OPERATING REVENUES	23,943	808
Inter-segment revenues [member] | All other segments [member]
Disclosure of operating segments [line items]
OPERATING REVENUES	8,359,697	282,041	9,186,359	7,659,282
Inter-segment revenues [member] | Adjustments and Eliminations [member]
Disclosure of operating segments [line items]
OPERATING REVENUES	(60,598,777)	(2,044,493)	(62,081,660)	(75,757,557)
Operating segment [member]
Disclosure of operating segments [line items]
OPERATING REVENUES	351,039,985	11,843,454	336,965,767	359,060,093
Operating segment [member] | Packaging segment [member]
Disclosure of operating segments [line items]
OPERATING REVENUES	131,136,145	4,424,296	130,212,726	126,061,985
Operating segment [member] | Testing segment [member]
Disclosure of operating segments [line items]
OPERATING REVENUES	26,341,984	888,731	27,275,730	25,383,524
Operating segment [member] | EMS segment [member]
Disclosure of operating segments [line items]
OPERATING REVENUES	181,067,420	6,108,887	163,116,554	196,694,096
Operating segment [member] | Estate Segment [member]
Disclosure of operating segments [line items]
OPERATING REVENUES	436,806	14,737	3,909,580	1,340
Operating segment [member] | All other segments [member]
Disclosure of operating segments [line items]
OPERATING REVENUES	$ 12,057,630	$ 406,803	$ 12,451,177	$ 10,919,148